Intangible assets, net (Details Narrative)	1 Months Ended		12 Months Ended
	Oct. 31, 2021 SGD ($)	Jan. 31, 2020 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization expense			$ 18,964	$ 25,909	$ 48,795
Asset Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Initial consideration amount		$ 2,500,000
Reduced consideration amount	$ 1,990,000
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term		5 years